MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 2 securities:
Marketable securities		$ 4,425	$ 20,471	$ 8,678
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		0	2,583
Other foreign government bonds [Member]
Level 2 securities:
Marketable securities		0	1,946
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 4,425	$ 15,942

[1]	Investments in Corporate bonds rated A or higher.